Note 27 - Non-controlling Interests	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
27	Non-controlling interests

Blanket Mine recognise NCI at an effective share of
13.2%
(
2019:
16.2%,
2018:
16.2%
)

	2020	2019	2018

Current assets	24,864	21,386	19,107
Non-current assets	133,908	115,610	98,700
Current liabilities	7,339	(8,630)	(13,200)
Non-current liabilities	(8,065)	(9,085)	(33,043)
Net assets of Blanket Mine (100%)	158,046	119,281	71,564

Carrying amount of NCI (2020: 13.2%, 2019: 16.2%, 2018: 16.2%)	16,524	16,302	8,345

Revenue	100,002	75,826	68,399
Profit after tax	33,361	51,746	18,456
Total comprehensive income of Blanket Mine (100%)	33,361	51,746	18,456

Profit allocated to NCI (2020: 13.2%, 2019: 16.2%, 2018: 16.2%)	4,477	8,383	2,990
Dividend allocated to NCI (2020: 13.2%, 2019: 16.2%, 2018: 16.2%)	(655)	(426)	(589)